Share-based compensation expenses (Tables)	12 Months Ended
Dec. 31, 2024
Share-based compensation expenses
Schedule of share-based compensation expenses included in each of the relevant accounts

	For the Year
	Ended
	December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Cost of operation	94	23	15	2
Sales and marketing expenses	872	743	391	54
Research and development expenses	1,793	920	447	61
General and administrative expenses	3,819	2,620	1,214	166
Total	6,578	4,306	2,067	283

Global Share Plan
Share-based compensation expenses
Schedule of activities of share options

		Weighted	Aggregate	Weighted average
		average	intrinsic	remaining
	Number of	exercise prices	Value	contractual
	shares	US$/Share	US$	years
Outstanding as of December 31, 2021	7,460,250	0.24	26	4.52
Forfeited during the year	(420)	0.56	—	—
Exercised during the year	(99,500)	0.05	—	—
Outstanding as of December 31, 2022	7,360,330	0.24	54	3.55
Exercised during the year	(39,500)	0.04	—	—
Outstanding as of December 31, 2023	7,320,830	0.25	22	2.64
Outstanding as of December 31, 2024	7,320,830	0.25	1	9.56

2017 Share Incentive Plan
Share-based compensation expenses
Schedule of activities of share options

		Weighted	Aggregate	Weighted average
		average	intrinsic	remaining
	Number of	exercise prices	Value	contractual
	shares	US$/Share	US$	years
Outstanding as of January 1, 2022	25,438,655	0.01	1,056	8.05
Granted during the year	8,320,522	0.01	—	—
Forfeited during the year	(714,450)	0.01	—	—
Exercised during the year	(603,464)	0.01	—	—
Outstanding as of December 31, 2022	32,441,263	0.01	2,255	7.65
Granted during the year	5,970,200	0.01	—	—
Forfeited during the year	(1,175,184)	0.01	—	—
Exercised during the year	(268,320)	0.01	—	—
Outstanding as of December 31, 2023	36,967,959	0.01	1,442	7.06
Granted during the year	5,868,025	0.01	—	—
Forfeited during the year	(784,770)	0.01	—	—
Exercised during the year	(120,760)	0.01	—	—
Outstanding as of December 31, 2024	41,930,454	0.01	210	6.57